DERIVATIVE LIABILITY ON CONVERTIBLE DEBT (Details Narrative) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
DERIVATIVE LIABILITY ON CONVERTIBLE DEBT
Derivative liability	$ 0	$ 0	$ 2,261,039	$ 2,261,039	$ 255,294	$ 696,000
Change in derivative liability					$ 0